[Rydex|SGI Letterhead]

October 20, 2011

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn:    Ms. Allison White
         Mr. Richard Pfordte
         Ms. Kim Browning

Re:      Security Equity Fund (File No. 811-01136)
         Security Large Cap Value Fund (File No. 811-00487)
         Security Mid Cap Growth Fund (File No. 811-01316)
         Security Income Fund (File No. 811-02120)
         SBL Fund (File No. 811-02753)
         Rydex Series Funds (File No. 811-07584)
         Rydex Dynamic Funds (File No. 811-09525)
         Rydex Variable Trust (File No. 811-08821)
         Rydex ETF Trust (File No. 811-21261)
         (each, a "Registrant" and collectively, the "Registrants")

Ladies and Gentlemen:

On behalf of the Registrants, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 ("1934 Act") definitive proxy statements, forms of proxies and other soliciting materials ("Proxy Materials") relating to a Special Joint Meeting of Shareholders of each series of the Registrants (together, the "Funds"). No fees are required with this filing.

The Registrants wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on September 23, 2011. Comments regarding the Proxy Materials filed on behalf of SBL Fund were conveyed orally by Ms. White of the Division of Investment Management (the "Division") via telephone to Sonia Kothari at Dechert LLP on September 29, 2011. Comments regarding the Proxy Materials filed on behalf of the other Registrants were conveyed orally by Mr. Pfordte and Ms. Browning of the Division via a telephone conference with Julien Bourgeois and Ms. Kothari on October 7, 2011.

Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff's comments, followed by the responses of the Registrants, is set forth below:

ALL REGISTRANTS

         1.  Comment:   The Proxy Materials state that the change in control
             "could be deemed to terminate" the investment management agreements. Please revise the Proxy Materials to more clearly provide that the change in control "would terminate" the investment management agreements.

             Response:  The Registrants have implemented the requested change.

         2.  Comment:   In the first question of the Q&A please add additional
             detail about the change of control transaction and the various parties involved, as has been done in other sections of the document.

             Response: The Registrants have incorporated additional information regarding the change in control transaction.

         3.  Comment:   In the Q&A regarding the vote required to approve the
             proposals, please indicate that the definition of "vote of a majority of the outstanding voting securities" applies to both Proposal 1 and Proposal 3.

             Response:  The Registrants have implemented the requested change.

         4.  Comment:   In the "Notice of Special Joint Meeting of
             Shareholders," please revise the statement regarding the Board's recommendation to make it clearer that the recommendation regarding the election of nominees is unanimous.

             Response:  The Registrants have implemented the requested change.

         5.  Comment:   In the discussion of Proposal 1, please consider adding
             additional material details regarding the Transaction as appropriate, including: (a) the purchase price; (b) the material terms of the Transaction; and (c) any other ancillary agreements that may affect the Funds, as each of these is relevant to whether the Transaction may impose an unfair burden on the Funds.

             Response: The Registrants believe that the current disclosure sufficiently describes the material terms of the Transaction. In this regard, the Registrants note that the Proxy Materials explain which entities will ultimately be in control of the Investment Manager following the consummation of the Transaction. The Registrants respectfully disagree that the purchase price is material to the impact of the Transaction on the Funds and respectfully note that this information is not required by the Proxy Form items.

         6.  Comment:   If applicable, please address through disclosure the
             situation of the agreements relating to the implementation of the Rule 12b-1 plans of the Funds which would terminate because of the "assignment" created by the change in control.

             Response:  The Registrants have implemented the requested change.

         7.  Comment:   Please disclose that if Proposal 1 is not approved, and
             the Funds enter into interim investment management agreements with the Investment Manager, that such agreements would be limited in duration.

             Response:  The Registrants have implemented the requested change.

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

         8.  Comment:   Please consider whether to include additional
             disclosure about the relationships of the Funds with affiliated brokers in connection with the discussion of Section 15(f).

             Response: The Registrants believe that all material information has already been disclosed.

         9.  Comment:   The Proxy Materials state that the "Investment Manager
             has represented to the Board that no unfair burden would be imposed on the Funds as a result of the Transaction." Please consider whether to include additional information about the Board's conclusions.

             Response: The Registrants believe that all material information has already been disclosed.

         10. Comment:   Please consider adding additional detail regarding the
             revenue sharing agreements entered into by the Investment Manager.

             Response:  The Registrants have implemented the requested change.

         11. Comment:   Please add additional detail explaining the impact of
             the Transaction on the sub-advisory agreements.

             Response:  The Registrants have implemented the requested change.

         12. Comment:   Please clarify the Board's considerations and findings
             regarding economies of scale that may result from the Transaction.

             Response:  The Registrants have implemented the requested change.

         13. Comment:   Please confirm that December 31, 2010 is the most recent
             practicable date for the disclosure of the nominees' beneficial ownership of shares of the Funds.

             Response:  The Registrant confirms the foregoing.

         14. Comment:   In the description of the Nominating Committee, please
             disclose that the Nominating Committee has a charter.

             Response:  The Registrants have implemented the requested change.

         15. Comment:   In the description of the Nominating Committee, the
             disclosure required by Items 407(c)(2)(v) through (vii) of Reg S-K, as required by Item 22(b)(15)(ii)(A) of Schedule 14A, is not stated. Please confirm that no additional disclosure is required.

             Response: The Registrant has incorporated the comment by adding a statement noting that the information set forth in Items 407(c)(2)(v) and (vi) of Reg S-K may be found in the Nominating Committee charter. No additional disclosure is required.

         16. Comment:   In the section "Additional Information--Voting
             Information--Shareholder Voting," please reiterate that the record date is October 3, 2011.

             Response:  The Registrants have implemented the requested change.

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

         17. Comment:   Please include standard Tandy representation language in
             your transmittal letter for your upcoming filing.

             Response: Each Registrant agrees to make the following representations:

             o the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

             o the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

             o the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

SECURITY EQUITY FUND, SECURITY LARGE CAP VALUE FUND, SECURITY MID CAP GROWTH FUND, SECURITY INCOME FUND AND SBL FUND

         18. Comment:   In the first paragraph of the cover letter, please
             confirm that the reference to the defined term "Investment Adviser" is correct.

             Response: The reference to "Investment Adviser" has been corrected and replaced with the defined term "Investment Manager".

         19. Comment:   The Proxy Materials provide that if Mr. Cacciapaglia
             were elected by shareholders, his term of office would only begin upon the appointment by the Board of an additional Independent Director (or other action taken to maintain a Board composition of at least 75% non-interested Directors). Please explain how this arrangement is consistent with the 1940 Act and rules thereunder (and please indicate whether this arrangement would create a separate class of directors), state law principles, and the Fund's organizational documents.

             Response: The Proxy Materials contemplate that Mr. Cacciapaglia's election would be voted upon by shareholders at the Special Meeting, but that even if he were elected, he would not be "qualified" for service as a director until the occurrence of some future event (e.g., the appointment of an additional Director). (1)

             There is no provision of the 1940 Act or rules thereunder that would prohibit this arrangement. Section 10(a) requires that no more than 60% of a fund's board be comprised of "interested persons." The Board will comply with Section 10(a), regardless of whether the contingency were to occur and Mr. Cacciapaglia were to qualify as a Director. The Board also has a 75% requirement (consistent with Section 15(f)(1)(A)).

             Furthermore, Section 16(a) permits a board to fill vacancies without seeking a shareholder vote if immediately after filling any vacancy, at least two-thirds of the board has been elected by shareholders. This provision would permit the Board to later add an additional independent Director by appointment, which would then qualify

-------------------
(1) Kan. Stat. Ann. Section 17-6301(b) provides that "each director shall hold office until a successor is elected and qualified or until such director's earlier resignation or removal" (emphasis added).

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

             Mr. Cacciapaglia. Section 16(a) also permits a fund board to divide itself into classes if permitted to do so under state law and the fund's organizational documents, provided that no class is elected for less than one year or for longer than five years, and the term of each class expires each year. The arrangement contemplated in the Proxy Materials would not classify the Board, as Mr. Cacciapaglia would not become a Director pursuant to state law until he qualifies for office at a later date.(2)

             Apart from the aforementioned provisions, the 1940 Act leaves to applicable state law the manner in which directors are elected and qualified. Section 50 of the 1940 Act provides, in relevant part, that "except where specific provision is made to the contrary, nothing in this title shall affect...the jurisdiction of any other commission, board, agency, or officer of...any State or political subdivision of any State, over any person, security or transaction, insofar as such jurisdiction does not conflict with any provision of this title or of any rule, regulation, or order hereunder." The SEC Staff has emphasized in no-action relief the governing application of state law over director elections, stating that "investment companies are incorporated and operate pursuant to state law subject to certain requirements imposed by [the 1940 Act]."(3)

             Applicable law in Kansas, where the Fund is organized, also does not prohibit this arrangement. Kansas corporate law sets forth only parameters as to how a director qualifies for service as a director, deferring instead to the corporation's organizational documents. Kan. Stat. Ann. Section 17-6301(b) provides that a director of a corporation need not be a shareholder unless required by the charter or bylaws; that the board must consist of at least one natural person; and that "the articles of incorporation or bylaws may prescribe other qualifications for directors."

             Neither do the Fund's organizational documents prohibit this arrangement. The Fund's Articles of Incorporation are silent on the matter of director qualification. However, Paragraph 22 of the Fund's Bylaws provides that "every Director of the Corporation, upon his/her election, shall qualify by accepting the office of the Director, and his/her attendance at, or his/her written approval of the minutes of, any meeting of the Board subsequent to his/her election shall constitute his/her acceptance of such office; or (s)he may execute such acceptance by a separate writing, which shall be placed in the minute book." This language clarifies the distinction between a director's election and his or her qualification. The Bylaws reflect that it would be permissible for Mr. Cacciapaglia to be elected by shareholders at the Special Meeting, but for his qualification as a director to occur at a later time. Accordingly, if elected by shareholders, Mr. Cacciapaglia would decline to accept the office of Director until an additional Director were appointed by the Board (or until some other action were taken to maintain a composition of at least 75% non-interested Directors).

         20. Comment:   Please also add additional disclosure explaining that:
             (a) shareholders are being asked to elect the other nominees so that if and when an additional Independent Director is appointed, the Board will continue to comprise a majority of Directors who have been elected by shareholders; and (b) Mr. Cacciapaglia will not be involved in the process of appointing the new Independent Director.

-------------------
(2) The other provisions of the 1940 Act and rules thereunder which bear upon director elections, Section 16(b) and Rule 10e-1, are not relevant to Mr. Cacciapaglia's election.

(3) John Nuveen & Co. Inc. (pub. avail. Nov. 18, 1986). See also Burks v. Lasker, 441 U.S. 471, 478 (1979).

             Response:  The Registrants have implemented the requested change.

         21. Comment:   In the section "Additional Information--Voting
             Information--Shareholder Voting," please revise the reference to the appendix containing the number of outstanding shares as of the record date from Appendix E to Appendix F.

             Response:  The Registrants have implemented the requested change.

         22. Comment:   In the section "Additional Information--Administrator,
             Principal Underwriters and Transfer Agent," please revise the reference to the appendix containing information regarding fees paid for administrative and transfer agent services from Appendix B to Appendix C.

             Response:  The Registrants have implemented the requested change.

SBL FUND

         23. Comment:   With regard to Proposal 3, the Proxy Materials state
             that "Under the 1940 Act, any change to a fundamental investment policy must be approved by shareholders of the fund." Please revise this to state that "Under the 1940 Act, any deviation from a fundamental investment policy must be approved by shareholders of the fund," to more precisely state the 1940 Act requirement.

             Response:  The Registrants have implemented the requested change.

         24. Comment:   With regard to Proposal 3, please confirm that if the
             proposal is approved, and any additional investments in other investment companies are made that would materially affect Series N's fees, the fees and expenses of the series would not increase, such that the fee table in the prospectus would not need to be restated and included in the proxy statement per the requirement of
             Item 22(a)(3)(iv) of Schedule 14A.

             Response: The proposal would generate new acquired fees and expenses and includes the requested disclosure in response to the proposal.

         25. Comment:   In the discussion of the 1940 Act "75% test", please
             move the parenthetical "(as these investments can generally be deemed less risky)" so that it is clear that only government securities, and not other investment companies, are deemed less risky.

             Response:  The Registrants have implemented the requested change.

         26. Comment:   Please add additional detail regarding the extent to
             which the 1940 Act permits investments in other investment companies.

             Response:  The Registrants have implemented the requested change.

         27. Comment:   With regard to Proposal 3, please disclose whether
             Series N would invest in other investment companies that are affiliates. If so, please explain whether the Investment Manager would be waiving any management fees with respect to such

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

             investments, and whether there would be any additional benefits from investing in such affiliated funds.

             Response:  The Registrants have implemented the requested change.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                                Very truly yours,

                                                /s/ Amy J. Lee
                                                --------------------------------
                                                Amy J. Lee

                                                Vice President and Secretary

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